Segment Reporting (Details) - Schedule of segment assets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Segment assets
Total assets	¥ 3,089,516	$ 447,938	¥ 3,242,118
Agency [Member]
Segment assets
Total assets	1,513,449	219,429	1,259,973
Claims Adjusting [Member]
Segment assets
Total assets	252,130	36,555	302,592
Other [Member]
Segment assets
Total assets	¥ 1,323,937	$ 191,954	¥ 1,679,553